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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Equity Index Fund, for the quarter ended April 30, 2008. This 1 series has a July 31 fiscal year end.

Date of reporting period: April 30, 2008

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 8.5%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	16,482	$441,388
Johnson Controls, Inc.	40,746	1,436,704

		1,878,092

Automobiles 0.3%
Ford Motor Co. * ρ	151,450	1,250,977
General Motors Corp. ρ	38,844	901,181
Harley-Davidson, Inc.	16,366	625,999

		2,778,157

Distributors 0.1%
Genuine Parts Co.	11,344	481,666

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	9,426	479,784
H&R Block, Inc.	22,328	488,313

		968,097

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	29,956	1,203,333
Darden Restaurants, Inc.	9,832	349,823
International Game Technology	21,465	745,694
Marriott International, Inc., Class A	20,651	708,329
McDonald’s Corp.	79,028	4,708,488
Starbucks Corp. *	50,122	813,480
Starwood Hotels & Resorts Worldwide, Inc.	12,920	674,553
Wendy’s International, Inc.	5,998	173,942
Wyndham Worldwide Corp. *	12,148	260,939
Yum! Brands, Inc.	32,629	1,327,348

		10,965,929

Household Durables 0.4%
Black & Decker Corp.	4,181	274,399
Centex Corp.	8,399	174,867
D.R. Horton, Inc.	18,803	291,258
Fortune Brands, Inc.	10,571	714,811
Harman International Industries, Inc.	4,150	169,610
KB Home	5,283	118,868
Leggett & Platt, Inc.	11,501	190,917
Lennar Corp., Class A	9,545	175,819
Newell Rubbermaid, Inc.	18,988	389,824
Pulte Homes, Inc.	14,668	191,271
Snap-On, Inc.	3,959	234,808
Stanley Works	5,371	259,097
Whirlpool Corp.	5,189	377,655

		3,563,204

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	21,166	1,664,283
Expedia, Inc. *	14,307	361,395
IAC/InterActiveCorp	12,400	258,044

		2,283,722

Leisure Equipment & Products 0.2%
Brunswick Corp. ρ	6,009	100,230
Eastman Kodak Co.	19,773	353,739
Hasbro, Inc.	9,786	347,990
Mattel, Inc.	24,797	464,944

		1,266,903

1

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.8%
CBS Corp., Class B	46,712	$1,077,646
Clear Channel Communications, Inc.	34,166	1,030,105
Comcast Corp., Class A *	206,624	4,246,123
DIRECTV Group, Inc. *	48,894	1,204,748
E.W. Scripps Co., Class A	6,144	275,927
Gannett Co., Inc.	15,770	451,337
Interpublic Group of Cos. *	32,332	292,605
McGraw-Hill Cos.	22,150	907,928
Meredith Corp.	2,588	83,877
New York Times Co., Class A ρ	9,866	192,387
News Corp., Class A	157,890	2,826,231
Omnicom Group, Inc.	22,000	1,050,280
Time Warner, Inc.	245,415	3,644,413
Viacom, Inc., Class B *	43,979	1,690,553
Walt Disney Co.	129,216	4,190,475
Washington Post Co., Class B	398	260,929

		23,425,564

Multi-line Retail 0.8%
Big Lots, Inc. *	5,584	150,935
Dillard’s, Inc., Class A	3,920	79,968
Family Dollar Stores, Inc.	9,643	206,360
J.C. Penney Co., Inc.	15,215	646,637
Kohl’s Corp. *	21,525	1,051,496
Macy’s, Inc.	29,713	751,442
Nordstrom, Inc.	12,284	433,134
Sears Holdings Corp. *	5,006	493,642
Target Corp.	56,181	2,984,897

		6,798,511

Specialty Retail 1.6%
Abercrombie & Fitch Co., Class A	5,912	439,321
AutoNation, Inc. *	9,265	148,333
AutoZone, Inc. *	2,950	356,212
Bed, Bath & Beyond, Inc. *	17,976	584,220
Best Buy Co., Inc.	24,180	1,040,224
GameStop Corp., Class A *	11,046	607,972
Gap, Inc.	31,206	581,056
Home Depot, Inc.	115,808	3,335,270
Limited Brands, Inc.	21,326	394,957
Lowe’s Cos.	100,367	2,528,245
Office Depot, Inc. *	18,732	237,522
OfficeMax, Inc.	5,209	95,168
RadioShack Corp.	8,996	125,044
Sherwin-Williams Co.	6,994	386,908
Staples, Inc.	48,103	1,043,835
Tiffany & Co.	8,715	379,451
TJX Cos.	29,989	966,246

		13,249,984

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	24,149	858,980
Jones Apparel Group, Inc.	5,941	94,046
Liz Claiborne, Inc.	6,827	120,770
Nike, Inc., Class B	26,275	1,755,170
Polo Ralph Lauren Corp.	4,041	250,986
VF Corp.	6,019	447,693

		3,527,645

2

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.4%
Beverages 2.4%
Anheuser-Busch Companies, Inc.	49,075	$2,414,490
Brown-Forman Corp., Class B	5,788	393,700
Coca-Cola Co.	137,152	8,074,138
Coca-Cola Enterprises, Inc.	19,733	443,992
Constellation Brands, Inc., Class A *	13,317	244,500
Molson Coors Brewing Co., Class B	9,439	517,635
Pepsi Bottling Group, Inc.	9,415	317,380
PepsiCo, Inc.	109,918	7,532,681

		19,938,516

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	29,834	2,125,672
CVS Caremark Corp.	98,259	3,966,716
Kroger Co.	46,162	1,257,915
Safeway, Inc.	30,208	954,573
SUPERVALU, Inc.	14,515	480,447
Sysco Corp.	41,419	1,266,179
Wal-Mart Stores, Inc.	162,143	9,401,051
Walgreen Co.	68,031	2,370,880
Whole Foods Market, Inc.	9,574	312,495

		22,135,928

Food Products 1.5%
Archer Daniels Midland Co.	44,164	1,945,866
Campbell Soup Co.	15,108	525,758
ConAgra Foods, Inc.	33,459	788,294
Dean Foods Co.	10,386	241,371
General Mills, Inc.	23,110	1,395,844
H.J. Heinz Co.	21,626	1,017,071
Hershey Co.	11,543	431,477
Kellogg Co.	17,883	915,073
Kraft Foods, Inc., Class A	105,220	3,328,109
McCormick & Co., Inc.	8,781	331,834
Sara Lee Corp.	48,871	709,118
Tyson Foods, Inc., Class A	18,787	334,409
Wm. Wrigley Jr. Co.	14,852	1,131,128

		13,095,352

Household Products 2.3%
Clorox Co.	9,529	505,037
Colgate-Palmolive Co.	34,985	2,473,439
Kimberly-Clark Corp.	28,839	1,845,408
Procter & Gamble Co.	211,185	14,159,954

		18,983,838

Personal Products 0.2%
Avon Products, Inc.	29,286	1,142,740
Estee Lauder Cos., Class A	7,832	357,217

		1,499,957

Tobacco 1.4%
Altria Group, Inc.	144,676	2,893,520
Philip Morris International, Inc. *	144,676	7,382,816
Reynolds American, Inc.	11,742	632,307
UST, Inc.	10,257	534,082

		11,442,725

3

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 13.9%
Energy Equipment & Services 3.0%
Baker Hughes, Inc.	21,232	$1,717,244
BJ Services Co.	20,102	568,284
Cameron International Corp. *	14,981	737,515
ENSCO International, Inc.	9,877	629,461
Halliburton Co.	60,398	2,772,872
Nabors Industries, Ltd. *	19,261	723,058
National Oilwell Varco, Inc. *	28,357	1,941,037
Noble Corp.	18,435	1,037,522
Rowan Companies, Inc.	7,639	297,845
Schlumberger, Ltd.	82,190	8,264,204
Smith International, Inc.	13,780	1,054,308
Transocean, Inc. *	21,805	3,215,365
Weatherford International, Ltd. *	23,278	1,877,836

		24,836,551

Oil, Gas & Consumable Fuels 10.9%
Anadarko Petroleum Corp.	32,120	2,137,907
Apache Corp.	22,851	3,077,573
Chesapeake Energy Corp.	31,393	1,623,018
Chevron Corp.	142,507	13,702,048
ConocoPhillips	107,154	9,231,317
Consol Energy, Inc.	12,524	1,013,943
Devon Energy Corp.	30,495	3,458,133
El Paso Corp.	48,089	824,245
EOG Resources, Inc.	16,951	2,211,766
Exxon Mobil Corp.	367,131	34,168,882
Hess Corp.	19,140	2,032,668
Marathon Oil Corp.	48,651	2,217,026
Murphy Oil Corp.	13,020	1,176,227
Noble Energy, Inc.	11,792	1,025,904
Occidental Petroleum Corp.	56,446	4,696,872
Peabody Energy Corp.	18,597	1,136,835
Range Resources Corp.	10,287	682,851
Spectra Energy Corp.	43,406	1,072,128
Sunoco, Inc.	8,071	374,575
Tesoro Corp.	9,443	237,397
Valero Energy Corp.	36,689	1,792,258
Williams Cos.	40,145	1,425,148
XTO Energy, Inc.	35,020	2,166,337

		91,485,058

FINANCIALS 16.9%
Capital Markets 3.1%
American Capital Strategies, Ltd.	13,388	425,069
Ameriprise Financial, Inc.	15,574	739,609
Bank of New York Mellon Corp.	78,323	3,409,400
Bear Stearns Cos. ρ	9,247	99,220
Charles Schwab Corp.	64,431	1,391,710
E*TRADE Financial Corp. * ρ	31,703	126,178
Federated Investors, Inc., Class B	5,935	198,704
Franklin Resources, Inc.	10,792	1,026,859
Goldman Sachs Group, Inc. ρ	27,113	5,188,615
Janus Capital Group, Inc.	10,137	284,444
Legg Mason, Inc.	9,252	557,711
Lehman Brothers Holdings, Inc.	36,410	1,610,778
Merrill Lynch & Co., Inc.	66,670	3,322,166

4

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	75,799	$3,683,831
Northern Trust Corp.	13,171	976,103
State Street Corp.	26,587	1,917,986
T. Rowe Price Group, Inc.	18,100	1,059,936

		26,018,319

Commercial Banks 2.9%
BB&T Corp. ρ	37,483	1,285,292
Comerica, Inc.	10,329	358,726
Fifth Third Bancorp	36,562	783,524
First Horizon National Corp. ρ	12,793	138,164
Huntington Bancshares, Inc.	25,132	235,990
KeyCorp	27,364	660,293
M&T Bank Corp.	5,284	492,627
Marshall & Ilsley Corp.	17,964	448,741
National City Corp. ρ	52,163	328,627
PNC Financial Services Group, Inc.	23,385	1,621,750
Regions Financial Corp.	47,596	1,043,304
SunTrust Banks, Inc.	24,075	1,342,181
U.S. Bancorp	118,699	4,022,709
Wachovia Corp. °	146,016	4,256,367
Wells Fargo & Co.	226,234	6,730,462
Zions Bancorp	7,352	340,765

		24,089,522

Consumer Finance 0.7%
American Express Co.	79,333	3,809,571
Capital One Financial Corp. ρ	25,595	1,356,535
Discover Financial Services	32,879	598,726
SLM Corp.	32,017	593,275

		6,358,107

Diversified Financial Services 4.4%
Bank of America Corp.	304,836	11,443,543
CIT Group, Inc.	19,367	210,907
Citigroup, Inc.	357,270	9,028,213
CME Group, Inc., Class A	3,659	1,673,810
IntercontinentalExchange, Inc.	4,813	746,737
JPMorgan Chase & Co.	233,078	11,106,167
Leucadia National Corp.	11,608	594,562
Moody’s Corp.	14,114	521,653
NYSE Euronext	18,185	1,202,028

		36,527,620

Insurance 4.0%
ACE, Ltd.	22,638	1,364,845
AFLAC, Inc.	32,579	2,172,042
Allstate Corp.	38,457	1,936,694
Ambac Financial Group, Inc.	19,682	91,128
American International Group, Inc.	173,089	7,996,712
AON Corp.	20,966	951,647
Assurant, Inc.	6,565	426,725
Chubb Corp.	25,407	1,345,809
Cincinnati Financial Corp.	11,355	407,644
Genworth Financial, Inc., Class A	29,689	684,628
Hartford Financial Services Group, Inc.	21,548	1,535,726
Lincoln National Corp.	18,155	976,013

5

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Loews Corp.	30,170	$1,270,459
Marsh & McLennan Cos.	35,754	986,453
MBIA, Inc.	14,422	149,989
MetLife, Inc.	48,665	2,961,265
Principal Financial Group, Inc.	17,729	951,338
Progressive Corp.	46,551	846,763
Prudential Financial, Inc.	30,606	2,317,180
SAFECO Corp.	6,158	410,985
Torchmark Corp.	6,243	404,172
Travelers Companies, Inc.	42,568	2,145,427
UnumProvident Corp.	23,808	552,584
XL Capital, Ltd., Class A	12,208	425,937

		33,312,165

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A	6,295	232,789
AvalonBay Communities, Inc.	5,273	525,982
Boston Properties, Inc.	8,200	824,018
Developers Diversified Realty Corp.	8,197	352,061
Equity Residential	18,504	768,286
General Growth Properties, Inc.	18,306	749,814
HCP, Inc.	16,082	574,128
Host Hotels & Resorts, Inc.	35,926	617,927
Kimco Realty Corp.	17,352	692,518
Plum Creek Timber Co., Inc.	11,745	479,666
ProLogis	17,718	1,109,324
Public Storage, Inc.	8,546	775,122
Simon Property Group, Inc.	15,306	1,528,457
Vornado Realty Trust	9,262	862,200

		10,092,292

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	11,924	275,683

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp.	39,855	230,362
Fannie Mae	67,132	1,899,835
Freddie Mac	44,334	1,104,360
Hudson City Bancorp, Inc.	35,572	680,492
MGIC Investment Corp.	8,165	106,390
Sovereign Bancorp, Inc.	24,795	185,219
Washington Mutual, Inc. ρ	72,607	892,340

		5,098,998

HEALTH CARE 11.2%
Biotechnology 1.3%
Amgen, Inc. *	74,636	3,125,009
Biogen Idec, Inc. *	20,432	1,240,018
Celgene Corp. *	29,856	1,855,252
Genzyme Corp. *	18,365	1,291,978
Gilead Sciences, Inc. *	63,741	3,299,234

		10,811,491

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	43,536	2,713,164
Becton, Dickinson & Co.	16,748	1,497,271
Boston Scientific Corp. *	92,166	1,228,573

6

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
C.R. Bard, Inc.	6,885	$648,360
Covidien, Ltd.	34,225	1,597,965
Hospira, Inc. *	10,890	448,124
Medtronic, Inc.	77,065	3,751,524
St. Jude Medical, Inc. *	23,607	1,033,515
Stryker Corp.	16,366	1,061,008
Varian Medical Systems, Inc. *	8,624	404,293
Zimmer Holdings, Inc. *	16,002	1,186,708

		15,570,505

Health Care Providers & Services 1.8%
Aetna, Inc.	34,078	1,485,801
AmerisourceBergen Corp.	11,158	452,457
Cardinal Health, Inc.	24,470	1,274,153
CIGNA Corp.	19,220	820,886
Coventry Health Care, Inc. *	10,616	474,854
Express Scripts, Inc. *	17,348	1,214,707
Humana, Inc. *	11,678	558,092
Laboratory Corporation of America Holdings *	7,583	573,426
McKesson Corp.	19,858	1,034,999
Medco Health Solutions, Inc. *	35,953	1,781,112
Patterson Companies, Inc. *	8,876	303,559
Quest Diagnostics, Inc.	10,792	541,542
Tenet Healthcare Corp. *	32,554	208,345
UnitedHealth Group, Inc.	85,873	2,802,036
WellPoint, Inc. *	37,189	1,850,153

		15,376,122

Health Care Technology 0.0%
IMS Health, Inc.	12,581	311,380

Life Sciences Tools & Services 0.4%
Applera Corp.-Applied Biosystems Group	11,486	366,518
Millipore Corp. *	3,776	264,698
PerkinElmer, Inc.	8,072	214,392
Thermo Fisher Scientific, Inc. *	28,725	1,662,316
Waters Corp. *	6,859	421,554

		2,929,478

Pharmaceuticals 5.8%
Abbott Laboratories	106,072	5,595,298
Allergan, Inc.	20,994	1,183,432
Barr Pharmaceuticals, Inc. *	7,405	371,953
Bristol-Myers Squibb Co.	135,830	2,984,185
Eli Lilly & Co.	67,880	3,267,743
Forest Laboratories, Inc. *	21,368	741,683
Johnson & Johnson	194,380	13,040,954
King Pharmaceuticals, Inc. *	16,885	158,550
Merck & Co., Inc.	148,587	5,652,250
Mylan Laboratories, Inc.	20,887	275,082
Pfizer, Inc.	463,955	9,330,135
Schering-Plough Corp.	111,237	2,047,873
Watson Pharmaceuticals, Inc. *	7,113	220,788
Wyeth	91,815	4,083,013

		48,952,939

7

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.7%
Aerospace & Defense 2.9%
Boeing Co.	52,485	$4,453,877
General Dynamics Corp.	27,602	2,495,773
Goodrich Corp.	8,583	584,931
Honeywell International, Inc.	51,081	3,034,211
L-3 Communications Holdings, Inc.	8,399	936,069
Lockheed Martin Corp.	23,525	2,494,591
Northrop Grumman Corp.	23,189	1,706,015
Precision Castparts Corp.	9,534	1,120,817
Raytheon Co.	29,260	1,871,762
Rockwell Collins Corp.	11,144	703,298
United Technologies Corp.	67,354	4,881,144

		24,282,488

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	11,758	736,991
Expeditors International of Washington, Inc.	14,627	681,472
FedEx Corp.	21,236	2,035,895
United Parcel Service, Inc., Class B	70,980	5,139,662

		8,594,020

Airlines 0.1%
Southwest Airlines Co.	50,483	668,395

Building Products 0.1%
Masco Corp.	25,027	455,742
Trane, Inc.	11,926	554,678

		1,010,420

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	23,138	285,986
Avery Dennison Corp.	7,307	352,124
Cintas Corp.	8,964	265,424
Equifax, Inc.	8,897	340,488
Monster Worldwide, Inc. *	8,614	209,579
Pitney Bowes, Inc.	14,485	523,054
R.R. Donnelley & Sons Co.	14,744	451,756
Robert Half International, Inc.	10,899	258,306
Waste Management, Inc.	33,992	1,227,111

		3,913,828

Construction & Engineering 0.2%
Fluor Corp.	6,079	929,297
Jacobs Engineering Group, Inc. *	8,327	718,870

		1,648,167

Electrical Equipment 0.5%
Cooper Industries, Inc.	12,095	512,707
Emerson Electric Co.	54,021	2,823,137
Rockwell Automation, Inc.	10,181	552,116

		3,887,960

Industrial Conglomerates 3.4%
3M Co.	48,561	3,734,341
General Electric Co.	685,240	22,407,348
Textron, Inc.	17,066	1,041,197
Tyco International, Ltd.	33,279	1,557,124

		28,740,010

8

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.9%
Caterpillar, Inc.	42,819	$3,506,020
Cummins, Inc.	13,875	869,269
Danaher Corp.	17,474	1,363,321
Deere & Co.	29,922	2,515,542
Dover Corp.	13,170	651,520
Eaton Corp.	11,254	988,551
Illinois Tool Works, Inc.	27,480	1,436,929
Ingersoll-Rand Co., Ltd., Class A	18,710	830,350
ITT Corp.	12,460	797,440
Manitowoc Co.	8,912	337,052
Paccar, Inc.	25,162	1,190,666
Pall Corp.	8,413	292,520
Parker Hannifin Corp.	11,563	923,306
Terex Corp. *	6,972	485,809

		16,188,295

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	20,310	2,082,791
CSX Corp.	27,680	1,742,456
Norfolk Southern Corp.	25,825	1,538,654
Ryder System, Inc.	3,984	272,784
Union Pacific Corp.	17,890	2,597,449

		8,234,134

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	4,606	399,386

INFORMATION TECHNOLOGY 15.8%
Communications Equipment 2.5%
Ciena Corp. *	5,974	201,981
Cisco Systems, Inc. *	409,057	10,488,221
Corning, Inc.	108,039	2,885,722
JDS Uniphase Corp. *	15,434	220,861
Juniper Networks, Inc. *	35,929	992,359
Motorola, Inc.	154,729	1,541,101
QUALCOMM, Inc.	110,639	4,778,498
Tellabs, Inc. *	28,394	146,513

		21,255,256

Computers & Peripherals 4.4%
Apple, Inc. *	60,310	10,490,925
Dell, Inc. *	140,147	2,610,939
EMC Corp. *	144,146	2,219,848
Hewlett-Packard Co.	169,174	7,841,215
International Business Machines Corp.	94,996	11,466,017
Lexmark International, Inc., Class A *	6,516	204,537
NetApp, Inc.	23,573	570,467
QLogic Corp. *	9,218	147,119
SanDisk Corp. *	15,720	425,855
Sun Microsystems, Inc. *	54,402	851,935
Teradata Corp.	12,324	262,378

		37,091,235

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	25,050	756,760
Jabil Circuit, Inc.	14,278	155,345
Molex, Inc.	9,648	273,810
Tyco Electronics, Ltd.	33,448	1,251,290

		2,437,205

9

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.8%
Akamai Technologies, Inc. *	11,469	$410,246
eBay, Inc. *	76,546	2,395,125
Google, Inc., Class A *	15,914	9,139,251
VeriSign, Inc. *	14,643	527,880
Yahoo!, Inc. *	91,759	2,515,114

		14,987,616

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	6,586	348,860
Automatic Data Processing, Inc.	35,873	1,585,587
Cognizant Technology Solutions Corp., Class A *	19,787	638,131
Computer Sciences Corp. *	11,229	489,472
Convergys Corp. *	8,698	136,733
Electronic Data Systems Corp.	34,951	648,690
Fidelity National Information Services, Inc.	11,744	423,489
Fiserv, Inc. *	11,283	570,356
Paychex, Inc.	22,211	807,814
Total System Services, Inc.	13,646	324,775
Unisys Corp. *	24,252	100,888
Western Union Co.	51,442	1,183,166

		7,257,961

Office Electronics 0.1%
Xerox Corp.	62,966	879,635

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. * ρ	41,555	247,668
Altera Corp.	21,088	448,753
Analog Devices, Inc.	20,170	649,676
Applied Materials, Inc.	92,888	1,733,290
Broadcom Corp., Class A *	32,078	832,745
Intel Corp.	397,186	8,841,360
KLA-Tencor Corp.	12,356	539,710
Linear Technology Corp.	15,163	530,098
LSI Corp. *	45,365	281,263
MEMC Electronic Materials, Inc. *	15,674	986,992
Microchip Technology, Inc.	12,956	476,133
Micron Technology, Inc. *	52,181	402,837
National Semiconductor Corp.	15,567	317,411
Novellus Systems, Inc. *	6,997	152,954
NVIDIA Corp. *	38,125	783,469
Teradyne, Inc. *	11,964	159,002
Texas Instruments, Inc.	91,015	2,653,997
Xilinx, Inc.	19,648	486,681

		20,524,039

Software 3.3%
Adobe Systems, Inc. *	36,495	1,360,899
Autodesk, Inc. *	15,845	602,110
BMC Software, Inc. *	13,184	458,276
CA, Inc.	26,775	592,798
Citrix Systems, Inc. *	12,715	416,416
Compuware Corp. *	18,817	141,880
Electronic Arts, Inc. *	21,738	1,118,855
Intuit, Inc. *	22,490	606,555
Microsoft Corp.	549,253	15,664,696
Novell, Inc. *	24,163	151,744

10

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Oracle Corp. *	271,413	$5,658,961
Symantec Corp. *	58,084	1,000,206

		27,773,396

MATERIALS 3.5%
Chemicals 2.0%
Air Products & Chemicals, Inc.	14,716	1,448,496
Ashland, Inc.	3,842	203,703
Dow Chemical Co.	64,478	2,588,792
E.I. DuPont de Nemours & Co.	61,715	3,018,481
Eastman Chemical Co.	5,473	402,265
Ecolab, Inc.	12,044	553,542
Hercules, Inc.	7,788	146,414
International Flavors & Fragrances, Inc.	5,560	253,592
Monsanto Co.	37,605	4,287,722
PPG Industries, Inc.	11,242	689,921
Praxair, Inc.	21,496	1,962,800
Rohm & Haas Co.	8,603	459,830
Sigma-Aldrich Corp.	8,879	506,281

		16,521,839

Construction Materials 0.1%
Vulcan Materials Co. ρ	7,437	511,814

Containers & Packaging 0.1%
Ball Corp.	6,694	360,003
Bemis Co., Inc.	6,837	179,813
Pactiv Corp. *	8,948	212,873
Sealed Air Corp.	11,090	280,466

		1,033,155

Metals & Mining 1.1%
Alcoa, Inc.	55,884	1,943,646
Allegheny Technologies, Inc.	6,927	476,785
Freeport-McMoRan Copper & Gold, Inc.	26,266	2,987,758
Newmont Mining Corp.	31,106	1,375,196
NuCor Corp.	19,766	1,492,333
Titanium Metals Corp. *	6,784	103,388
United States Steel Corp.	8,084	1,244,532

		9,623,638

Paper & Forest Products 0.2%
International Paper Co.	29,354	768,194
MeadWestvaco Corp.	11,930	313,759
Weyerhaeuser Co.	14,380	918,595

		2,000,548

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	414,185	16,033,102
CenturyTel, Inc.	7,318	237,469
Citizens Communications Co.	22,492	241,114
Embarq Corp.	10,528	437,649
Qwest Communications International, Inc. * ρ	105,508	544,421
Verizon Communications, Inc.	197,012	7,581,022
Windstream Corp.	31,153	365,736

		25,440,513

11

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	27,774	$1,205,947
Sprint Nextel Corp.	195,501	1,562,053

		2,768,000

UTILITIES 3.6%
Electric Utilities 2.3%
Allegheny Energy, Inc. *	11,475	617,355
American Electric Power Co., Inc.	27,478	1,226,343
CMS Energy Corp.	15,452	225,290
Consolidated Edison, Inc.	18,675	776,880
Duke Energy Corp.	86,661	1,586,763
Edison International	22,358	1,166,417
Entergy Corp.	13,119	1,506,848
Exelon Corp.	45,374	3,878,570
FirstEnergy Corp.	20,918	1,582,238
FPL Group, Inc.	27,955	1,853,137
Pepco Holdings, Inc.	13,801	343,783
Pinnacle West Capital Corp.	6,896	234,050
PPL Corp.	25,622	1,230,368
Progress Energy, Inc.	17,849	749,480
Southern Co.	52,476	1,953,681

		18,931,203

Gas Utilities 0.1%
Nicor, Inc.	3,097	108,766
Questar Corp.	11,858	735,552

		844,318

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	45,926	797,275
Constellation Energy Group, Inc.	12,210	1,033,577
Dynegy, Inc., Class A *	34,029	293,330

		2,124,182

Multi-Utilities 1.0%
Ameren Corp.	14,323	649,691
CenterPoint Energy, Inc.	22,463	341,887
Dominion Resources, Inc.	39,447	1,711,605
DTE Energy Co.	11,201	451,512
Integrys Energy Group, Inc.	5,244	251,135
NiSource, Inc.	18,813	336,753
PG&E Corp.	24,412	976,480
Public Service Enterprise Group, Inc.	34,891	1,532,064
Sempra Energy	17,931	1,016,150
TECO Energy, Inc.	14,473	231,713
Xcel Energy, Inc.	29,449	612,539

		8,111,529

Total Common Stocks (cost $397,848,768)		828,014,205

12

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.6%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
1.19%, 07/10/2008 ƒ ß	$1,000,000	$997,025
1.38%, 07/03/2008 ƒ ß	50,000	49,879

		1,046,904

	Shares	Value

MUTUAL FUND SHARES 2.5%
BGI Prime Money Market Fund, Premium Shares, 2.82% q ρρ	2,722,750	2,722,750
BlackRock Liquidity TempFund, Institutional Class, 2.88% q ρρ	2,713,011	2,713,011
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ	12,224,196	12,224,196
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.93% q ρρ	2,730,700	2,730,700

		20,390,657

Total Short-Term Investments (cost $21,437,561)		21,437,561

Total Investments (cost $419,286,329) 101.5%		849,451,766
Other Assets and Liabilities (1.5%)		(12,214,572)

Net Assets 100.0%		$837,237,194

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,152,927 at April 30, 2008. The Fund earned $274,558 of income from Wachovia Corporation for the period from August 1, 2007 to April 30, 2008.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At April 30, 2008, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2008	Unrealized Gain

June 2008	32 S&P 500 Index	$10,611,891	$11,088,000	$476,109

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $423,502,258. The gross unrealized appreciation and depreciation on securities based on tax cost was $467,621,416 and $41,671,908, respectively, with a net unrealized appreciation of $425,949,508.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

13

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: June 30, 2008

200 Berkeley Street Boston, MA 02116-5034